Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share
in	2Q22	1Q22	2Q21	6M22	6M21
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	(1,593)	(273)	253	(1,866)	1
Available for common shares	(1,593)	(273)	252	(1,866)	1
Available for mandatory convertible notes	–	–	1	–	–
Net income/(loss) attributable to shareholders for diluted earnings per share	(1,593)	(273)	253	(1,866)	1
Available for common shares	(1,593)	(273)	252	(1,866)	1
Available for mandatory convertible notes	–	–	1	–	–
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,646.5	2,617.9	2,453.9	2,632.2	2,450.3
Dilutive share options and warrants	0.0	0.0	0.8	0.0	0.6
Dilutive share awards	0.0	0.0	55.1	0.0	73.6
For diluted earnings per share available for common shares [1,2]	2,646.5	2,617.9	2,509.8	2,632.2	2,524.5
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible notes	–	–	130.8	–	65.4
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	(0.60)	(0.10)	0.10	(0.71)	0.00
Diluted earnings/(loss) per share available for common shares	(0.60)	(0.10)	0.10	(0.71)	0.00
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 12.4 million, 14.5 million, 9.6 million, 13.4 million and 8.1 million for 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively.

2
Due to the net losses in 2Q22, 1Q22 and 6M22, 2.8 million, 0.8 million and 1.8 million, respectively, of weighted-average share options and warrants outstanding and 32.5 million, 64.8 million and 48.7 million, respectively, of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.